Document and Entity Information	Sep. 27, 2024
Prospectus:
Document Type	497
Document Period End Date	Sep. 27, 2024
Entity Registrant Name	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	0001452937
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 27, 2024
Document Effective Date	Sep. 27, 2024
Prospectus Date	Sep. 27, 2024
MUSQ Global Music Industry ETF | MUSQ Global Music Industry ETF
Prospectus:
Trading Symbol	MUSQ